STATEMENTS OF CHANGES IN ASSETS AVAILABLE FOR PLAN BENEFITS - EBP 1-4-1 Plan - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contributions:
Employee contributions	£ 3,357,627	£ 3,166,099	£ 2,902,229
Employer contributions (Note 7)	3,357,627	3,166,099	2,902,229
Total contributions	6,715,254	6,332,198	5,804,458
Investment (expense) / income:
Realized gain on shares sold (Note 4)	3,317,355	3,961,283	3,363,639
Net (depreciation) / appreciation in fair value of The Procter & Gamble Company common stock (Note 4)	(11,093,993)	1,489,489	(2,531,552)
Dividends from The Procter & Gamble Company common stock (Note 7)	1,329,508	1,367,901	1,439,983
Interest income	2,911	8,614	15,840
Total investment (expense)/ income	(6,444,218)	6,827,286	2,287,911
Income from participating Procter & Gamble companies (Note 7)	16,888	4,547	8,870
Total additions	287,923	13,164,032	8,101,240
DEDUCTIONS:
Distributions and withdrawals to participants	(9,518,389)	(11,554,975)	(10,054,995)
Amounts paid to participating companies (Note 7)	(4,232)	(22,195)	(210,581)
Administrative expenses	(16,888)	(4,547)	(8,870)
Total deductions	(9,539,508)	(11,581,717)	(10,274,445)
(DECREASE) / INCREASE IN NET ASSETS	(9,251,585)	1,582,314	(2,173,205)
NET ASSETS AVAILABLE FOR PLAN BENEFITS:
Beginning of year	70,782,927	69,200,614	71,373,819
End of year	£ 61,531,342	£ 70,782,927	£ 69,200,614